EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
EARNINGS PER SHARE

9.	EARNINGS PER SHARE

The computation of basic earnings per share is based on the weighted average number of shares outstanding during the year and net income attributable to the Company. The impact of stock options using the treasury stock method was anti-dilutive in each year as the exercise price was higher than the average share price and, therefore 1,170,000, 125,000 and nil options were excluded from the denominator in the calculation for 2016, 2015 and 2014, respectively.

The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2016	2015	2014
Net income from continuing operations after non-controlling interest	117,010	255,325	137,414
Net (loss) income from discontinued operations after non-controlling interest	—	(100,701)	12,055
Net income attributable to the Company	117,010	154,624	149,469

(in thousands)	2016	2015	2014
Weighted average number of ordinary shares	156,973	120,082	125,189

The weighted average numbers of shares outstanding have been adjusted for the reverse business acquisition of the Company by Frontline 2012 and the 1-for-5 reverse share split that was effected in February 2016.